Quarterly Report
March 31, 2025
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 60.3%
Aerospace & Defense – 0.2%
Boeing Co., 6.388%, 5/01/2031		$88,000	$93,775
Boeing Co., 5.805%, 5/01/2050		482,000	458,855
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		191,000	192,540
			$745,170
Asset-Backed & Securitized – 6.4%
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	150,000	$198,624
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		$661,073	662,022
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		215,576	215,270
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		585,389	581,531
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		272,420	273,895
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.449% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	793,507
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.648% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	763,327
AREIT 2022-CRE6 Trust, “B”, FLR, 6.197% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	287,730
AREIT 2022-CRE6 Trust, “C”, FLR, 6.497% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	118,092
AREIT 2022-CRE6 Trust, “D”, FLR, 7.197% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	99,500
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.814% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		633,790	627,697
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.654% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)		250,000	247,932
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.598%, 4/15/2053 (i)		961,469	48,607
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)		2,751,748	150,599
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.582%, 2/15/2054 (i)		6,489,465	458,599
BDS Ltd., 2024-FL13, “A”, FLR, 5.892% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)		100,000	100,233
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.136%, 3/15/2054 (i)		2,011,060	89,387
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.881%, 6/15/2054 (i)		5,567,229	202,460
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.235%, 7/15/2054 (i)		6,570,821	359,639
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.258%, 8/15/2054 (i)		5,199,494	290,555
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.16% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		235,440	234,704
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.483% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		177,500	177,510
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.733% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		161,000	161,010
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		240,065	244,511
BX Trust, 2024-PURE, “A”, FLR, 4.904% (CORRA + 1.9%), 11/15/2041 (n)	CAD	457,000	318,224
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.733% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		$900,000	879,552
BXMT 2021-FL4 Ltd., “B”, FLR, 5.983% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,797,000	1,731,099
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		197,245	194,642
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		144,532	145,473
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		234,483	235,032
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		180,011	179,724
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.764%, 4/15/2054 (i)		1,228,932	40,255
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.971%, 6/15/2063 (i)		2,958,279	126,380
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.031%, 6/15/2064 (i)		2,904,274	134,796
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.789%, 4/15/2065		592,000	533,056
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		334,396	338,664
ELM Trust, 2024-ELM, “C10”, 6.296%, 6/10/2039 (n)		100,000	100,866
Empire District Bondco LLC, 4.943%, 1/01/2033		313,621	315,113
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		142,000	142,662
Enterprise Fleet Financing LLC, 2025-1, “A2”, 4.65%, 10/20/2027 (n)		66,000	66,113
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	170,391
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	100,636
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.592% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	264,370
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 5.983% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		701,500	699,546
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		36,471	36,511
MF1 2021-FL5 Ltd., “C”, FLR, 6.133% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		200,000	199,157
MF1 2021-FL6 Ltd., “AS”, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		1,050,000	1,047,138
MF1 2021-FL6 Ltd., “B”, FLR, 6.08% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		600,000	590,867
MF1 2022-FL8 Ltd., “A”, FLR, 5.666% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		208,407	208,030
MF1 2022-FL8 Ltd., “B”, FLR, 6.267% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	276,416

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2024-FL14 LLC, “A”, FLR, 6.053% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		$700,000	$700,778
MF1 2024-FL14 LLC, “AS”, FLR, 6.556% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		208,996	209,264
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.279%, 5/15/2054 (i)		2,238,897	117,106
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.173%, 6/15/2054 (i)		4,655,767	212,181
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		282,995	283,994
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		474,664	476,410
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		105,019	105,715
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		700,000	700,306
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.23% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		534,500	532,226
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.893% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		780,000	773,962
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.833% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		350,000	348,675
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		258,475	258,759
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		225,000	225,159
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.494%, 8/15/2054 (i)		4,819,388	327,595
			$21,733,784
Automotive – 0.2%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$228,000	$231,526
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		323,000	319,836
Hyundai Capital America, 6.375%, 4/08/2030 (n)		157,000	164,700
			$716,062
Banks & Diversified Financials (Covered Bonds) – 0.4%
Banco BPM S.p.A., 2.625%, 9/06/2029	EUR	210,000	$225,456
Credit Agricole Home Loan SFH, 3%, 12/11/2032		200,000	215,513
Credit Agricole Home Loan SFH, 3.25%, 6/08/2033		200,000	217,844
Credit Agricole Home Loan SFH S.A., 2.625%, 2/17/2031		300,000	320,899
Credit Mutuel Home Loan SFH, 3%, 7/29/2032		400,000	431,682
			$1,411,394
Broadcasting – 0.2%
Discovery Communications LLC, 4.125%, 5/15/2029		$87,000	$82,093
Summer (BC) Holdco S.à r.l., “B”, 5.875%, 2/15/2030	EUR	311,000	330,772
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$90,000	79,294
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		145,000	135,148
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		194,000	179,172
			$806,479
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$385,000	$409,767
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		284,000	279,451
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	146,415
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	377,146
LPL Holdings, Inc., 4%, 3/15/2029 (n)		420,000	402,270
LPL Holdings, Inc., 5.65%, 3/15/2035		224,000	221,813
			$1,836,862
Building – 0.1%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$255,000	$248,201
Vulcan Materials Co., 5.7%, 12/01/2054		142,000	138,860
			$387,061
Business Services – 0.7%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	240,000	$261,476
Corning, Inc., 3.875%, 5/15/2026		230,000	251,358
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028		110,000	125,485
Engineering Ingegneria Informatica S.p.A., 8.625%, 2/15/2030		100,000	111,374
Euronet Worldwide, Inc., 1.375%, 5/22/2026		370,000	390,952
Experian Finance PLC, 3.51%, 12/15/2033		240,000	257,151

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	$293,375
Global Payments, Inc., 4.875%, 3/17/2031	EUR	210,000	236,932
Mastercard, Inc., 4.55%, 1/15/2035		$255,000	248,514
Mastercard, Inc., 3.85%, 3/26/2050		102,000	80,771
Wolters Kluwer N.V., 3.375%, 3/20/2032	EUR	200,000	216,477
			$2,473,865
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$235,000	$242,649
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		215,000	162,096
Videotron Ltd., 3.625%, 6/15/2029 (n)		394,000	371,682
Videotron Ltd., 5.7%, 1/15/2035 (n)		122,000	121,773
			$898,200
Chemicals – 0.2%
Arkema S.A., 3.5%, 9/12/2034	EUR	200,000	$210,678
DSM B.V., 3.375%, 2/25/2036		100,000	104,524
PPG Industries, Inc., 3.25%, 3/04/2032		200,000	211,716
			$526,918
Computer Software – 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031		$206,000	$202,246
Accenture Capital, Inc., 4.5%, 10/04/2034		192,000	185,522
Microsoft Corp., 2.525%, 6/01/2050		378,000	236,790
Oracle Corp., 4%, 7/15/2046		190,000	145,305
Sage Group PLC, 2.875%, 2/08/2034	GBP	191,000	199,566
			$969,429
Conglomerates – 0.4%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$306,000	$300,213
Regal Rexnord Corp., 6.05%, 4/15/2028		410,000	420,609
Regal Rexnord Corp., 6.3%, 2/15/2030		171,000	177,845
Veralto Corp., 4.15%, 9/19/2031	EUR	157,000	175,465
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$124,000	127,236
			$1,201,368
Consumer Products – 0.1%
Haleon Netherlands Capital B.V., 1.25%, 3/29/2026	EUR	240,000	$256,216
Kenvue, Inc., 5.05%, 3/22/2053		$213,000	199,359
			$455,575
Consumer Services – 0.1%
Emeria S.A.S.U., 7.75%, 3/31/2028	EUR	193,000	$193,039
Securitas AB, 3.375%, 5/20/2032		120,000	127,513
Service Corp. International, 5.75%, 10/15/2032		$183,000	179,841
			$500,393
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$158,000	$159,930
Electronics – 0.2%
Broadcom, Inc., 4.55%, 2/15/2032		$336,000	$327,836
Intel Corp., 5.7%, 2/10/2053		195,000	179,244
			$507,080
Emerging Market Quasi-Sovereign – 0.6%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$253,000	$265,574
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		208,000	207,669
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		224,000	223,798

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$208,000	$211,779
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		349,000	350,418
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		333,000	230,787
Qatar Petroleum, 3.125%, 7/12/2041		236,000	176,410
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		317,000	299,137
			$1,965,572
Emerging Market Sovereign – 10.6%
Dominican Republic, 7.05%, 2/03/2031 (n)		$179,000	$185,131
Dominican Republic, 4.875%, 9/23/2032		750,000	680,400
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	2,955,000	3,180,463
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		923,000	1,004,793
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		110,000	115,586
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$249,000	251,961
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	29,336,000	652,708
Oriental Republic of Uruguay, 9.75%, 7/20/2033		22,117,000	529,507
People's Republic of China, 3.13%, 11/21/2029	CNY	16,970,000	2,496,037
People's Republic of China, 2.88%, 2/25/2033		35,210,000	5,227,910
People's Republic of China, 2.27%, 5/25/2034		10,400,000	1,488,757
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	423,000	441,895
Republic of Costa Rica, 6.55%, 4/03/2034		$545,000	558,080
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		200,000	192,006
Republic of Hungary, 4%, 7/25/2029	EUR	1,200,000	1,320,999
Republic of Korea, 1.875%, 6/10/2029	KRW	8,135,190,000	5,355,902
Republic of Korea, 1.375%, 6/10/2030		11,690,400,000	7,441,235
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	199,800
Republic of Peru, 5.375%, 2/08/2035		810,000	793,962
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	546,056
Republic of Poland, 5.375%, 2/12/2035		$317,000	318,665
Republic of Serbia, 6.5%, 9/26/2033 (n)		255,000	262,549
Republic of Serbia, 6%, 6/12/2034 (n)		450,000	446,114
United Mexican States, 7.5%, 5/26/2033	MXN	53,800,000	2,368,204
			$36,058,720
Energy - Independent – 0.3%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$119,000	$112,188
Occidental Petroleum Corp., 6.45%, 9/15/2036		236,000	242,930
Pioneer Natural Resources Co., 2.15%, 1/15/2031		266,000	231,750
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		184,000	197,147
Var Energi AS, 3.875%, 3/12/2031	EUR	180,000	193,709
			$977,724
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$168,000	$165,187
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	180,000	121,832
BP Capital Markets PLC, 6%, 2/19/2173	GBP	190,000	244,205
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	250,000	194,237
TotalEnergies Capital International S.A., 3.16%, 3/03/2033		300,000	317,533
			$1,042,994
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		$285,000	$284,822
Financial Institutions – 0.4%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$265,000	$229,188
CTP N.V., 3.875%, 11/21/2032	EUR	150,000	157,010
Fastighets AB Balder, 4%, 2/19/2032		130,000	137,374
Heimstaden Bostad AB, 8.375%, 1/29/2030		180,000	194,663
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$64,000	63,104

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		$269,000	$280,113
Shurgard Luxembourg Co., 3.625%, 10/22/2034	EUR	300,000	313,851
			$1,375,303
Food & Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$180,000	$165,808
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	160,203
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	307,601
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		166,000	162,628
Barry Callebaut Services N.V., 4.25%, 8/19/2031	EUR	100,000	109,127
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		$94,000	90,877
Carlsberg Breweries A.S., 3.25%, 2/28/2032	EUR	230,000	244,718
Constellation Brands, Inc., 2.25%, 8/01/2031		$169,000	143,201
Flora Food Management B.V., 6.875%, 7/02/2029	EUR	140,000	153,471
Flowers Foods, Inc., 5.75%, 3/15/2035		$260,000	262,236
Flowers Foods, Inc., 6.2%, 3/15/2055		149,000	151,051
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		194,000	200,952
Kraft Heinz Foods Co., 4.375%, 6/01/2046		316,000	258,287
Mars, Inc., 4.8%, 3/01/2030 (n)		168,000	168,961
Mars, Inc., 5.2%, 3/01/2035 (n)		387,000	388,938
Mars, Inc., 5.7%, 5/01/2055 (n)		259,000	258,781
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	190,000	193,265
Pernod Ricard S.A., 3.25%, 3/03/2032		400,000	422,318
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		$223,000	200,818
			$4,043,241
Forest & Paper Products – 0.4%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$359,000	$346,507
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	250,000	271,279
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$243,000	246,954
Smurfit Kappa Treasury Co., 3.807%, 11/27/2036	EUR	312,000	330,404
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		$309,000	329,189
			$1,524,333
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$349,000	$355,588
Las Vegas Sands Corp., 6.2%, 8/15/2034		242,000	242,658
Marriott International, Inc., 2.85%, 4/15/2031		279,000	248,096
Sands China Ltd., 4.375%, 6/18/2030		426,000	402,824
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	105,000	133,093
			$1,382,259
Industrial – 0.4%
Arcadis N.V., 4.875%, 2/28/2028	EUR	169,000	$190,372
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$262,000	261,321
Investor AB, 3.5%, 3/31/2034	EUR	100,000	108,228
Prysmian S.p.A., 3.625%, 11/28/2028		200,000	218,306
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	243,582
WSP Global, Inc., 5.548%, 11/22/2030	CAD	471,000	354,141
			$1,375,950
Insurance – 0.5%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	$348,495
Corebridge Financial, Inc., 4.35%, 4/05/2042		166,000	138,812
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052		177,000	180,885
MetLife, Inc., 5.3%, 12/15/2034		284,000	288,612
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	110,000	116,284
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$235,000	250,507

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Swiss Life Finance I AG, 3.75%, 3/24/2035	EUR	250,000	$267,873
			$1,591,468
Insurance - Health – 0.2%
Elevance Health, Inc., 5.375%, 6/15/2034		$201,000	$203,531
UnitedHealth Group, Inc., 5.15%, 7/15/2034		332,000	334,247
UnitedHealth Group, Inc., 4.625%, 7/15/2035		229,000	221,921
			$759,699
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 5.125%, 3/27/2033		$247,000	$247,348
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		75,000	81,335
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		161,000	157,483
Brown & Brown, Inc., 5.65%, 6/11/2034		99,000	100,736
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	456,000	323,470
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$242,000	246,538
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		205,000	205,698
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		221,000	213,354
			$1,575,962
International Market Quasi-Sovereign – 0.9%
Electricite de France S.A., 6.5%, 11/08/2064	GBP	100,000	$119,927
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034	EUR	180,000	202,362
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		200,000	213,509
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		200,000	199,807
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027		370,000	380,503
Islandsbanki hf. (Republic of Iceland), 3.875%, 9/20/2030		200,000	217,250
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		272,000	295,896
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	273,035
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	160,000	160,542
P3 Group S.à.r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032		220,000	235,534
RTE Reseau de Transport d'Electricite (Republic of France), 3.5%, 10/02/2036		300,000	316,655
Swisscom Finance, 3.5%, 11/29/2031		280,000	306,263
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	402,000	282,843
			$3,204,126
International Market Sovereign – 11.2%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	1,546,000	$751,543
Commonwealth of Australia, 3%, 3/21/2047		3,109,000	1,445,999
Federal Republic of Germany, 2.4%, 4/18/2030	EUR	800,000	867,938
Government of Bermuda, 5%, 7/15/2032 (n)		$716,000	702,754
Government of Canada, 1.25%, 6/01/2030	CAD	1,676,000	1,086,229
Government of Canada, 1.5%, 6/01/2031		1,422,000	918,932
Government of Canada, 2%, 6/01/2032		3,026,000	1,990,845
Government of Canada, 3.5%, 12/01/2045		795,000	578,225
Government of Japan, 1.2%, 12/20/2034	JPY	175,000,000	1,137,296
Government of Japan, 2.4%, 12/20/2034		296,000,000	2,137,973
Government of Japan, 0.3%, 12/20/2039		708,800,000	3,745,502
Government of Japan, 2.3%, 3/20/2040		178,000,000	1,241,977
Government of Japan, 1.1%, 6/20/2043		45,000,000	253,361
Government of Japan, 0.4%, 3/20/2050		243,600,000	1,022,603
Government of Japan, 0.7%, 12/20/2051		221,650,000	974,926
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	3,051,000	3,333,355
Kingdom of Spain, 3.15%, 4/30/2035 (n)		853,000	906,354
Kingdom of Spain, 3.9%, 7/30/2039 (n)		2,708,000	2,987,109
Republic of Italy, 3.85%, 2/01/2035		2,152,000	2,343,096
Republic of Italy, 1.45%, 3/01/2036		2,847,000	2,426,356
Republic of Italy, 4.15%, 10/01/2039 (n)		3,019,000	3,263,944
Republic of Italy, 4.3%, 10/01/2054 (n)		115,000	119,588

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, 1.25%, 10/22/2041	GBP	2,544,000	$1,901,073
United Kingdom Treasury, 1.5%, 7/22/2047		929,000	619,098
United Kingdom Treasury, 3.75%, 7/22/2052		1,176,000	1,187,206
			$37,943,282
Local Authorities – 0.1%
Province of Alberta, 1.65%, 6/01/2031	CAD	431,000	$275,525
Province of British Columbia, 2.95%, 6/18/2050		300,000	166,460
			$441,985
Machinery & Tools – 0.0%
AGCO Corp., 5.8%, 3/21/2034		$147,000	$149,066
Major Banks – 3.2%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$266,000	$270,242
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		312,000	274,606
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		249,000	243,804
Barclays PLC, 5.746% to 7/31/2031, FLR (SONIA + 1.614%) to 7/31/2032	GBP	370,000	476,919
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$322,000	325,380
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		735,000	641,676
Danske Bank A.S., 1.549%, 9/10/2027 (n)		332,000	318,166
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		273,000	269,264
Danske Bank A.S., 3.25% to 1/14/2032, FLR (EUR ICE Swap Rate - 1yr. + 0.9%) to 1/14/2033	EUR	370,000	396,308
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$300,000	303,313
Erste Group Bank AG, 3.25% to 1/14/2032, FLR (EURIBOR - 3mo. +0.98%) to 1/14/2033	EUR	400,000	424,717
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$164,000	162,992
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		342,000	332,545
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		349,000	347,337
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		234,000	234,723
ING Groep N.V., 3.375%, 11/19/2032	EUR	200,000	212,412
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$267,000	275,399
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		548,000	466,180
JPMorgan Chase & Co., 3.588%, 1/23/2036	EUR	270,000	284,843
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030		300,000	326,445
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$262,000	247,383
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		189,000	191,202
Morgan Stanley, 5.213%, 10/24/2035	GBP	367,000	456,848
Nationwide Building Society, 5.532% to 1/13/2032, FLR (BPISDS01 + 1.474%) to 1/13/2033		414,000	532,840
NatWest Group PLC, 3.673% to 8/05/2030, FLR (EURIBOR - 3mo. + 1.097%) to 8/05/2031	EUR	120,000	130,930
NatWest Markets PLC, 3.125%, 1/10/2030		350,000	378,017
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$281,000	287,616
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		121,000	123,150
Société Générale S.A., 3.75% to 7/15/2030, FLR (EURIBOR - 3mo. + 1.45%) to 7/15/2031	EUR	100,000	108,402
Société Générale S.A., 3.75%, 5/17/2035		200,000	211,875
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,050,000	898,880
UniCredit S.p.A., 3.8% to 1/16/2032, FLR (EURIBOR - 3mo. +1.4%) to 1/16/2033	EUR	460,000	494,634
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$180,000	183,018
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		180,000	161,500
			$10,993,566
Medical & Health Technology & Services – 0.3%
HCA, Inc., 5.45%, 9/15/2034		$82,000	$81,288
HCA, Inc., 5.125%, 6/15/2039		177,000	164,289
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		394,000	245,407
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	305,944
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	210,000	146,371
			$943,299

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.1%
Stryker Corp., 5.2%, 2/10/2035		$307,000	$309,965
Metals & Mining – 0.1%
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		$438,000	$439,950
Midstream – 0.7%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$118,000	$121,831
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		265,000	278,123
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		266,000	256,804
Energy Transfer LP, 5.95%, 5/15/2054		167,000	159,482
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		219,683	193,450
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	425,000	280,599
Plains All American Pipeline LP, 5.7%, 9/15/2034		$281,000	283,804
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		41,000	39,261
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		130,000	131,186
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		58,000	56,621
Targa Resources Corp., 4.95%, 4/15/2052		236,000	199,329
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		362,000	328,913
			$2,329,403
Mortgage-Backed – 7.7%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$1,960,572	$1,932,997
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		646,996	651,826
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		54,268	55,437
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		88,270	91,812
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		465,716	445,710
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,083,359	998,134
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052		1,058,021	887,643
Fannie Mae, UMBS, 2%, 12/01/2050 - 2/01/2052		1,028,719	824,122
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052		752,762	654,952
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053		425,912	433,005
Fannie Mae, UMBS, 3.5%, 6/01/2053		544,854	491,758
Fannie Mae, UMBS, 5.5%, 11/01/2053		73,781	74,086
Fannie Mae, UMBS, 6.5%, 7/01/2054		175,000	180,432
Freddie Mac, 4%, 7/01/2025		1,031	1,029
Freddie Mac, 1.374%, 3/25/2027 (i)		809,000	19,642
Freddie Mac, 4.832%, 3/25/2029		277,769	277,374
Freddie Mac, 4.997%, 3/25/2029		306,078	306,077
Freddie Mac, 4.902%, 4/25/2029		898,093	900,068
Freddie Mac, 1.797%, 4/25/2030 - 5/25/2030 (i)		5,341,294	427,519
Freddie Mac, 1.85%, 4/25/2030 (i)		1,365,340	109,387
Freddie Mac, 1.666%, 5/25/2030 (i)		1,747,943	131,159
Freddie Mac, 1.341%, 6/25/2030 (i)		1,615,349	98,640
Freddie Mac, 1.598%, 8/25/2030 (i)		1,436,842	106,853
Freddie Mac, 1.169%, 9/25/2030 (i)		905,456	50,202
Freddie Mac, 1.08%, 11/25/2030 (i)		1,823,916	96,499
Freddie Mac, 0.323%, 1/25/2031 (i)		6,681,066	97,687
Freddie Mac, 0.511%, 3/25/2031 (i)		8,094,129	197,922
Freddie Mac, 0.938%, 7/25/2031 (i)		1,499,257	77,540
Freddie Mac, 0.535%, 9/25/2031 (i)		6,201,367	187,039
Freddie Mac, 0.855%, 9/25/2031 (i)		1,902,494	88,137
Freddie Mac, 0.567%, 12/25/2031 (i)		1,517,361	47,824
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		12,121	12,292
Freddie Mac, 0.905%, 9/25/2034 (i)		1,094,107	78,094
Freddie Mac, 4.489%, 9/25/2034		221,972	219,836
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		187,312	189,234
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		380,086	375,525
Freddie Mac, 5.689%, 2/25/2055		316,624	316,115
Freddie Mac, 5.439%, 3/25/2055		1,072,282	1,074,902

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049		$703,769	$642,507
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053		1,456,787	1,265,534
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052		1,326,714	1,105,778
Freddie Mac, UMBS, 2%, 1/01/2052 - 2/01/2052		1,871,848	1,490,000
Freddie Mac, UMBS, 4%, 5/01/2052 - 5/01/2054		40,739	38,329
Freddie Mac, UMBS, 6%, 11/01/2052		76,808	78,761
Freddie Mac, UMBS, 6.5%, 8/01/2053 - 8/01/2054		273,747	282,527
Freddie Mac, UMBS, 5.5%, 4/01/2054 - 11/01/2054		1,786,357	1,784,476
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		87,727	87,180
Ginnie Mae, 3.5%, 6/20/2043		357,293	333,247
Ginnie Mae, 4.733%, 10/20/2045		102,247	99,328
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052		1,086,823	927,479
Ginnie Mae, 2%, 1/20/2052		316,828	259,242
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052		384,025	340,325
Ginnie Mae, 4%, 8/20/2052		126,385	118,585
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053		542,096	544,335
Ginnie Mae, 6.5%, 7/20/2054		25,001	25,625
Ginnie Mae, 5.394%, 10/20/2054		245,947	245,509
Ginnie Mae, 5.494%, 3/20/2064		175,558	176,477
Ginnie Mae, TBA, 6%, 4/15/2055		275,000	279,095
Ginnie Mae, TBA, 6.5%, 4/15/2055		50,000	51,182
UMBS, TBA, 2%, 4/25/2040 - 5/13/2055		1,300,000	1,081,988
UMBS, TBA, 2.5%, 4/15/2055 - 5/01/2055		1,325,000	1,101,617
UMBS, TBA, 4%, 5/01/2055		475,000	441,877
			$26,009,513
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$185,000	$176,922
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		535,000	492,906
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		530,000	514,649
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		470,000	479,229
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	392,628
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		275,000	284,753
			$2,341,087
Natural Gas - Distribution – 0.3%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$321,000	$329,167
Engie S.A., 1.375%, 2/28/2029	EUR	200,000	203,784
Vier Gas Transport GmbH, 3.375%, 11/11/2031		300,000	322,128
			$855,079
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$271,000	$264,325
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	490,000	451,406
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$102,000	100,915
			$816,646
Oils – 0.2%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$327,000	$325,652
Neste Oyj, 3.75%, 3/20/2030	EUR	150,000	162,970
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$325,000	328,407
			$817,029
Other Banks & Diversified Financials – 1.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$400,000	$422,242
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	500,000	537,893
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$200,000	203,584
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		550,000	465,247

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
BPCE S.A., 3.875% to 2/26/2035, FLR (EURIBOR - 3mo. + 1.45%) to 2/26/2036	EUR	100,000	$105,503
CaixaBank S.A., 3.75%, 1/27/2036		200,000	211,514
Commerzbank AG, 3.625%, 1/14/2032		200,000	214,918
Coventry Building Society, 3.125%, 10/29/2029		160,000	171,799
Deutsche Bank AG, 3.375% to 2/13/2030, FLR (EURIBOR - 3mo. + 1.25%) to 2/13/2031		200,000	213,648
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$219,000	242,851
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)		200,000	231,518
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		199,000	206,095
PKO Bank Polski S.A., 3.875% to 9/12/2026, FLR (EURIBOR - 3mo. + 1.4%) to 9/12/2027	EUR	260,000	283,497
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$165,000	168,397
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		122,000	124,564
			$3,803,270
Pharmaceuticals – 0.3%
AbbVie, Inc., 4.875%, 3/15/2030		$78,000	$79,124
AbbVie, Inc., 5.35%, 3/15/2044		184,000	181,962
AbbVie, Inc., 5.4%, 3/15/2054		131,000	128,667
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		152,000	151,282
Eli Lilly & Co., 5.5%, 2/12/2055		283,000	286,539
Johnson & Johnson, 3.05%, 2/26/2033	EUR	150,000	160,644
Sandoz Finance B.V., 4%, 3/26/2035		140,000	151,538
			$1,139,756
Pollution Control – 0.1%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	$171,966
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		70,000	72,157
			$244,123
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$240,000	$248,461
Printing & Publishing – 0.1%
News Corp., 3.875%, 5/15/2029 (n)		$352,000	$331,853
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$224,000	$223,157
Real Estate - Office – 0.4%
Alexandrite Monnet UK Holdco PLC, 10.5%, 5/15/2029	EUR	280,000	$331,148
Boston Properties LP, REIT, 3.65%, 2/01/2026		$106,000	104,861
Boston Properties LP, REIT, 2.75%, 10/01/2026		194,000	188,075
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.25%, 1/22/2030	EUR	200,000	215,980
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$95,000	92,564
Corporate Office Property LP, REIT, 2%, 1/15/2029		275,000	245,584
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		305,000	307,452
			$1,485,664
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$452,000	$403,339
Real Estate - Retail – 0.4%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	433,000	$315,658
Hammerson PLC, 5.875%, 10/08/2036	GBP	100,000	123,367
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	439,179
STORE Capital Corp., REIT, 2.7%, 12/01/2031		23,000	19,445
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		470,000	454,269
			$1,351,918

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
Home Depot, Inc., 4.875%, 2/15/2044		$178,000	$165,069
Home Depot, Inc., 3.625%, 4/15/2052		109,000	80,004
			$245,073
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		$301,000	$235,218
International Flavors & Fragrances, Inc., 5%, 9/26/2048		276,000	235,326
Linde PLC, 1.625%, 3/31/2035	EUR	100,000	90,132
Linde PLC, 3.25%, 2/18/2037		300,000	309,385
			$870,061
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$285,000	$204,620
Richemont International S.A., 1.625%, 5/26/2040	EUR	140,000	113,067
			$317,687
Supermarkets – 0.2%
Kroger Co., 5.5%, 9/15/2054		$167,000	$157,526
Ocado Group PLC, 10.5%, 8/08/2029	GBP	200,000	262,225
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034		160,000	195,045
			$614,796
Telecommunications - Wireless – 0.2%
American Tower Corp., 5.45%, 2/15/2034		$292,000	$296,245
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	230,000	236,388
Vodafone Group PLC, 5.625%, 2/10/2053		$287,000	269,249
			$801,882
Telephone Services – 0.3%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	150,000	$149,975
Koninklijke KPN N.V., 3.375%, 2/17/2035		300,000	313,756
TELUS Corp., 2.85%, 11/13/2031	CAD	642,000	416,964
			$880,695
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	380,000	$414,584
Philip Morris International, Inc., 4.75%, 11/01/2031		$292,000	291,132
			$705,716
Transportation - Services – 0.5%
Cofiroute S.A., 3.125%, 3/06/2033	EUR	100,000	$105,474
Deutsche Post AG, 3%, 3/24/2030		220,000	239,443
DSV Finance B.V., 3.25%, 11/06/2030		100,000	107,931
DSV Finance B.V., 3.375%, 11/06/2032		100,000	107,315
DSV Finance B.V., 3.375%, 11/06/2034		100,000	105,437
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$156,000	158,809
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		268,000	268,060
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	140,000	179,679
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	290,000	306,327
			$1,578,475
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$5,634	$5,611
U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds, 3.875%, 5/15/2043		$533,000	$486,529
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		2,442,000	2,496,087
U.S. Treasury Notes, 4%, 2/15/2034 (f)		965,000	951,882
			$3,934,498

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.4%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$422,000	$360,356
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		92,000	87,417
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	63,451
Bruce Power LP, 2.68%, 12/21/2028	CAD	365,000	247,857
Bruce Power LP, 4.27%, 12/21/2034		410,000	284,232
Duke Energy Florida LLC, 6.2%, 11/15/2053		$208,000	220,037
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	200,000	255,411
Edison International, 4.7%, 8/15/2025		$290,000	290,004
Edison International, 5.45%, 6/15/2029		126,000	124,338
Enel Americas S.A., 4%, 10/25/2026		855,000	846,002
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		230,000	197,458
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	250,000	269,504
Enel Finance International N.V., 3.5%, 2/24/2036		210,000	217,990
Enel S.p.A., 4.5% to 1/14/2033, FLR (EUR ICE Swap Rate - 5yr. + 2.196%) to 1/14/2038, FLR (EUR ICE Swap Rate - 5yr. + 2.446%) to 1/14/2053, FLR (EUR ICE Swap Rate - 5yr. + 3.446%) to 1/14/2174		310,000	325,589
Entergy Corp., 0.9%, 9/15/2025		$389,000	382,703
Eversource Energy, 5.5%, 1/01/2034		253,000	254,177
Georgia Power Co., 4.95%, 5/17/2033		247,000	245,296
Hydro One, Inc., 4.25%, 1/04/2035	CAD	493,000	350,624
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$184,000	159,023
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)		221,000	218,487
National Grid PLC, 3.875%, 1/16/2029	EUR	370,000	411,955
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$277,000	278,127
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		240,000	242,672
Pacific Gas & Electric Co., 6.1%, 1/15/2029		68,000	70,251
Pacific Gas & Electric Co., 6.4%, 6/15/2033		114,000	119,145
Pacific Gas & Electric Co., 5.9%, 10/01/2054		141,000	133,544
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		377,000	360,657
SSE PLC, 3.5%, 3/18/2032	EUR	210,000	227,815
Terna Rete Elettrica Nazionale S.p.A., 3.125%, 2/17/2032		310,000	329,070
Xcel Energy, Inc., 5.5%, 3/15/2034		$213,000	213,879
Xcel Energy, Inc., 5.6%, 4/15/2035		169,000	169,668
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		73,000	71,812
XPLR Infrastructure Operating Partners, LP, 8.375%, 1/15/2031 (n)		115,000	113,089
XPLR Infrastructure Operating Partners, LP, 8.625%, 3/15/2033 (n)		35,000	34,051
			$8,175,691
Utilities - Gas – 0.1%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	333,000	$336,715
Utilities - Water – 0.1%
Severn Trent Water Ltd., 3.875%, 8/04/2035	EUR	230,000	$245,137
Total Bonds			$204,825,191
Common Stocks – 33.2%
Aerospace & Defense – 0.6%
Boeing Co. (a)		1,400	$238,770
General Dynamics Corp. (f)		1,497	408,052
Honeywell International, Inc. (f)		2,347	496,977
L3Harris Technologies, Inc.		2,147	449,389
Leidos Holdings, Inc.		2,573	347,201
			$1,940,389
Alcoholic Beverages – 0.5%
Ambev S.A.		150,700	$356,518
Diageo PLC		25,163	656,421
Heineken N.V.		5,849	476,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Alcoholic Beverages – continued
Kirin Holdings Co. Ltd.	24,400	$337,963
		$1,827,644
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	1,504	$262,637
VF Corp.	11,006	170,813
		$433,450
Automotive – 0.8%
Aptiv PLC (a)	11,413	$679,073
Compagnie Generale des Etablissements Michelin	21,990	771,634
Lear Corp.	6,041	532,937
LKQ Corp. (f)	16,415	698,294
		$2,681,938
Broadcasting – 0.4%
Interpublic Group of Companies, Inc.	4,268	$115,919
Omnicom Group, Inc. (f)	14,531	1,204,765
		$1,320,684
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp. (f)	28,652	$2,242,879
CME Group, Inc.	2,888	766,157
Euronext N.V.	1,175	170,170
IG Group Holdings PLC	6,749	83,213
		$3,262,419
Business Services – 1.1%
Accenture PLC, “A”	1,406	$438,728
Fidelity National Information Services, Inc.	4,716	352,191
Fiserv, Inc. (a)(f)	4,494	992,410
Infosys Technologies Ltd., ADR	5,745	104,846
Secom Co. Ltd.	20,300	691,158
Sodexo	12,415	797,405
Tata Consultancy Services Ltd.	2,156	90,606
Verisk Analytics, Inc., “A”	606	180,358
		$3,647,702
Chemicals – 0.3%
Nutrien Ltd.	5,502	$273,064
PPG Industries, Inc.	6,612	723,022
		$996,086
Computer Software – 0.5%
Dun & Bradstreet Holdings, Inc.	66,289	$592,624
Microsoft Corp. (f)	2,649	994,408
		$1,587,032
Computer Software - Systems – 1.6%
Amadeus IT Group S.A.	9,836	$753,763
Cap Gemini S.A.	6,197	926,670
Fujitsu Ltd.	37,700	749,464
Hitachi Ltd.	27,100	627,394
Hon Hai Precision Industry Co. Ltd.	134,000	598,771
NEC Corp.	32,500	689,728
Samsung Electronics Co. Ltd.	27,794	1,100,691
		$5,446,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.1%
Anhui Conch Cement Co. Ltd.	152,000	$429,740
Compagnie de Saint-Gobain S.A.	7,872	782,494
Heidelberg Materials AG	3,908	668,674
Masco Corp. (f)	16,882	1,173,974
Stanley Black & Decker, Inc.	3,079	236,713
Techtronic Industries Co. Ltd.	37,000	445,624
		$3,737,219
Consumer Products – 1.3%
Colgate-Palmolive Co. (f)	12,467	$1,168,158
Kenvue, Inc. (f)	58,082	1,392,806
Kimberly-Clark Corp. (f)	8,210	1,167,626
Reckitt Benckiser Group PLC	8,567	578,774
		$4,307,364
Electrical Equipment – 1.1%
Johnson Controls International PLC	17,300	$1,385,903
Legrand S.A.	4,337	459,220
Mitsubishi Electric Corp.	48,600	887,360
Schneider Electric SE	3,845	890,052
		$3,622,535
Electronics – 0.8%
Intel Corp.	20,721	$470,574
Kyocera Corp.	47,400	534,162
Lam Research Corp.	2,173	157,977
MediaTek, Inc.	7,000	295,169
NVIDIA Corp.	1,925	208,631
NXP Semiconductors N.V.	4,530	860,972
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	167,267
		$2,694,752
Energy - Independent – 1.0%
Alamtri Resources Indonesia Tb	385,300	$42,927
ConocoPhillips (f)	10,850	1,139,467
EOG Resources, Inc.	697	89,383
Expand Energy Corp.	1,118	124,456
Hess Corp. (f)	8,284	1,323,203
Phillips 66 (f)	5,922	731,249
		$3,450,685
Energy - Integrated – 1.5%
Aker BP ASA	2,509	$59,501
Cenovus Energy, Inc.	5,027	69,866
Eni S.p.A.	77,864	1,202,568
Exxon Mobil Corp. (f)	7,190	855,107
PetroChina Co. Ltd.	544,000	440,831
Petroleo Brasileiro S.A., ADR	21,417	307,120
Suncor Energy, Inc.	21,984	851,220
TotalEnergies SE	17,713	1,144,804
		$4,931,017
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	4,822	$165,108
Food & Beverages – 0.7%
Danone S.A.	9,187	$703,718
General Mills, Inc. (f)	17,039	1,018,762
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	23,800	92,267

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Nomad Foods Ltd.	5,382	$105,756
PepsiCo, Inc.	1,994	298,980
WH Group Ltd.	103,000	94,709
		$2,314,192
Food & Drug Stores – 0.5%
Tesco PLC	379,814	$1,631,734
Gaming & Lodging – 0.0%
Aristocrat Leisure Ltd.	4,072	$164,447
Health Maintenance Organizations – 0.6%
Cigna Group (f)	6,037	$1,986,173
Humana, Inc.	618	163,523
		$2,149,696
Insurance – 2.1%
Aon PLC (s)	4,269	$1,703,715
Chubb Ltd.	4,120	1,244,199
Corebridge Financial, Inc.	18,618	587,770
DB Insurance Co. Ltd.	2,644	159,579
Hartford Insurance Group, Inc.	2,891	357,704
Manulife Financial Corp.	29,503	919,297
MetLife, Inc.	5,300	425,537
Samsung Fire & Marine Insurance Co. Ltd.	801	195,899
Sompo Holdings, Inc.	6,900	209,165
Travelers Cos., Inc.	544	143,866
Willis Towers Watson PLC	3,314	1,119,966
		$7,066,697
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	1,986	$182,772
Leisure & Toys – 0.1%
Electronic Arts, Inc.	1,370	$197,992
Machinery & Tools – 0.6%
Eaton Corp. PLC	1,298	$352,835
Finning International, Inc.	3,042	85,592
GEA Group AG	1,594	96,437
Kubota Corp.	27,200	333,954
Regal Rexnord Corp.	3,260	371,151
Toyota Industries Corp.	8,400	716,887
Wabtec Corp.	1,047	189,874
		$2,146,730
Major Banks – 3.9%
ABN AMRO Group N.V., GDR	28,306	$596,162
Bank of America Corp. (s)	32,428	1,353,220
BNP Paribas S.A.	14,928	1,243,244
DBS Group Holdings Ltd.	28,050	962,661
Erste Group Bank AG	3,299	229,206
Goldman Sachs Group, Inc. (s)	2,298	1,255,374
JPMorgan Chase & Co. (f)	4,075	999,598
Mitsubishi UFJ Financial Group, Inc.	104,200	1,407,245
NatWest Group PLC	381,881	2,237,381
PNC Financial Services Group, Inc.	1,941	341,170
UBS Group AG	70,291	2,153,829

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	5,225	$375,103
		$13,154,193
Medical & Health Technology & Services – 0.1%
ICON PLC (a)	2,247	$393,203
Medical Equipment – 1.0%
Becton, Dickinson and Co. (f)	6,433	$1,473,543
Medtronic PLC	22,023	1,978,987
		$3,452,530
Metals & Mining – 0.7%
Glencore PLC	161,936	$595,703
Rio Tinto PLC	17,706	1,058,508
Toyota Tsusho Corp.	23,600	394,238
Vale S.A.	41,100	408,375
		$2,456,824
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	19,350	$150,109
Qualcomm, Inc.	3,838	589,555
		$739,664
Other Banks & Diversified Financials – 1.2%
American Express Co.	535	$143,942
China Construction Bank Corp.	848,000	752,366
Julius Baer Group Ltd.	9,869	681,691
Kasikornbank Co. Ltd.	35,500	169,325
KB Financial Group, Inc.	3,451	185,499
M&T Bank Corp.	1,294	231,302
Northern Trust Corp. (f)	19,140	1,888,161
Popular, Inc.	1,196	110,474
Sberbank of Russia PJSC (a)(u)	137,348	0
		$4,162,760
Pharmaceuticals – 2.7%
AbbVie, Inc. (f)	6,289	$1,317,671
Bayer AG	7,481	178,529
Johnson & Johnson (f)	13,471	2,234,031
Organon & Co.	27,472	409,058
Pfizer, Inc. (f)	75,048	1,901,716
Roche Holding AG	7,545	2,480,815
Sanofi	6,584	729,572
		$9,251,392
Printing & Publishing – 0.2%
Informa PLC	57,389	$574,079
Wolters Kluwer N.V.	1,288	199,924
		$774,003
Railroad & Shipping – 0.2%
Union Pacific Corp.	3,391	$801,090
Real Estate – 0.1%
W.P. Carey, Inc., REIT	4,632	$292,325

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 0.1%
Cousins Properties, Inc., REIT	4,029	$118,855
Highwoods Properties, Inc., REIT	9,079	269,102
		$387,957
Restaurants – 0.2%
Aramark	18,337	$632,993
Texas Roadhouse, Inc.	877	146,135
		$779,128
Specialty Chemicals – 0.2%
Akzo Nobel N.V.	7,527	$464,049
Axalta Coating Systems Ltd. (a)	8,952	296,938
		$760,987
Specialty Stores – 0.3%
Home Depot, Inc.	1,143	$418,898
NEXT PLC	1,021	146,986
Ross Stores, Inc.	1,286	164,338
Target Corp.	1,628	169,898
		$900,120
Telecom Services – 1.1%
Advanced Info Service Public Co. Ltd.	13,600	$109,040
Comcast Corp., “A” (f)	35,468	1,308,769
Hellenic Telecommunications Organization S.A.	17,213	279,635
KDDI Corp.	67,800	1,069,961
Koninklijke KPN N.V.	69,032	292,382
Quebecor, Inc., “B”	10,533	265,768
T-Mobile USA, Inc. (f)	1,359	362,459
		$3,688,014
Tobacco – 1.0%
Altria Group, Inc.	8,648	$519,053
British American Tobacco PLC	33,933	1,398,961
Philip Morris International, Inc. (f)	9,281	1,473,173
		$3,391,187
Trucking – 0.0%
C.H. Robinson Worldwide, Inc.	750	$76,800
Utilities - Electric Power – 1.5%
CLP Holdings Ltd.	14,000	$114,066
Duke Energy Corp.	4,872	594,238
E.ON SE	49,609	748,845
Edison International (f)	9,420	555,026
Iberdrola S.A.	56,857	919,174
National Grid PLC	94,177	1,226,963
PG&E Corp. (f)	56,942	978,263
Xcel Energy, Inc.	1,214	85,939
		$5,222,514
Total Common Stocks		$112,591,456
Preferred Stocks – 0.4%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	12,838	$1,020,608

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Metals & Mining – 0.1%
Gerdau S.A.	63,068	$178,822
Total Preferred Stocks		$1,199,430
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.1%
Boeing Co., 6%	4,275	$255,773
Utilities - Electric Power – 0.2%
NextEra Energy, Inc., 7.234%	10,370	$472,354
PG&E Corp., 6%	4,983	222,939
		$695,293
Total Convertible Preferred Stocks		$951,066
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
PG&E Corp., 4.25%, 12/01/2027	$97,000	$102,480
Mutual Funds (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	15,044,567	$15,046,071
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 42 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2025 @ 3.25%	Put	Goldman Sachs International	$ 4,556,005	EUR 3,920,000	$41,853
iTraxx Europe Crossover Series 42 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2025 @ 3.25%	Put	Citibank N.A.	4,288,689	3,690,000	39,397
Euro Stoxx 50 Index – February 2026 @ EUR 4,800	Put	Goldman Sachs International	4,313,064	76	150,634
S&P 500 Index – June 2025 @ $3,500	Put	Merrill Lynch International	5,050,665	9	5,175
S&P 500 Index – December 2025 @ $4,250	Put	Merrill Lynch International	5,050,665	9	45,720
S&P 500 Index – December 2025 @ $4,800	Put	Merrill Lynch International	3,928,295	7	71,638
Total Purchased Options					$354,417
Other Assets, Less Liabilities – 1.3%	4,460,137
Net Assets – 100.0%	$339,530,248
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,046,071 and $320,024,040, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,962,363, representing 14.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BPISDS01	1-year SONIA linked ICE Swap Rate
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
MIBOR	Mumbai Inter-Bank Offer Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,344,055	USD	827,243	Barclays Bank PLC	4/16/2025	$12,685
BRL	6,175,000	USD	1,045,813	Goldman Sachs International	6/02/2025	22,813
CAD	7,550,000	USD	5,256,045	Merrill Lynch International	5/21/2025	3,313
CHF	1,021,821	USD	1,123,245	HSBC Bank	4/16/2025	33,677
CLP	98,837,007	USD	97,193	JPMorgan Chase Bank N.A.	4/11/2025	6,894
CNH	47,371,112	USD	6,468,812	HSBC Bank	4/16/2025	57,628
CNH	21,964,288	USD	2,999,316	UBS AG	4/16/2025	26,761
COP	1,186,566,177	USD	270,181	Goldman Sachs International	4/11/2025	13,203
CZK	13,525,405	USD	562,732	State Street Corp.	4/16/2025	23,392
DKK	3,499,358	USD	480,791	HSBC Bank	4/16/2025	26,813
EUR	3,145,316	USD	3,285,612	Barclays Bank PLC	4/16/2025	117,955
EUR	1,597,470	USD	1,689,777	Deutsche Bank AG	4/16/2025	38,857
EUR	8,068,059	USD	8,407,659	HSBC Bank	4/16/2025	322,840
EUR	83,940	USD	86,645	JPMorgan Chase Bank N.A.	4/16/2025	4,187
EUR	4,352,099	USD	4,540,476	Merrill Lynch International	4/16/2025	168,961
EUR	5,505,926	USD	5,759,473	State Street Corp.	4/16/2025	198,525
EUR	2,462,045	USD	2,586,207	UBS AG	4/16/2025	77,989
GBP	1,105,829	USD	1,346,812	Citibank N.A.	4/16/2025	81,595
GBP	277,521	USD	344,697	Merrill Lynch International	4/16/2025	13,779
GBP	417,253	USD	517,341	Morgan Stanley Capital Services LLC	4/16/2025	21,628
GBP	2,155,171	USD	2,731,898	State Street Corp.	4/16/2025	51,951
HUF	409,646,704	USD	1,049,695	Deutsche Bank AG	4/16/2025	49,223
HUF	69,290,843	USD	170,414	State Street Corp.	4/16/2025	15,465
INR	31,506,941	USD	363,276	Barclays Bank PLC	4/15/2025	4,980
JPY	33,354,713	USD	222,017	Barclays Bank PLC	4/16/2025	710
JPY	229,429,508	USD	1,526,683	JPMorgan Chase Bank N.A.	4/16/2025	5,338
JPY	675,317,958	USD	4,328,585	Merrill Lynch International	4/16/2025	180,864
JPY	55,697,373	USD	369,316	Morgan Stanley Capital Services LLC	4/16/2025	2,604
JPY	126,480,990	USD	825,041	State Street Corp.	4/16/2025	19,539
JPY	20,012,828	USD	132,955	UBS AG	4/16/2025	681
MXN	12,570,305	USD	603,169	UBS AG	4/16/2025	9,910
NOK	22,404,251	USD	1,952,711	HSBC Bank	4/16/2025	176,843
NOK	152,624,623	USD	13,698,541	Morgan Stanley Capital Services LLC	5/21/2025	808,645
NZD	2,531,409	USD	1,417,504	State Street Corp.	4/16/2025	20,183
PEN	549,565	USD	146,876	Goldman Sachs International	4/24/2025	2,624
PLN	87,886	USD	21,873	HSBC Bank	4/16/2025	808
PLN	1,990,321	USD	474,507	UBS AG	4/16/2025	39,132
SEK	557,113	USD	49,970	HSBC Bank	4/16/2025	5,501
SEK	132,052,497	USD	12,411,197	HSBC Bank	5/21/2025	764,705
SGD	657,040	USD	481,585	State Street Corp.	4/16/2025	7,830
ZAR	679,492	USD	36,927	Deutsche Bank AG	4/16/2025	93
ZAR	19,829,184	USD	1,068,573	State Street Corp.	4/16/2025	11,739
USD	278,101	AUD	443,232	Deutsche Bank AG	4/16/2025	1,116
USD	344,117	AUD	549,652	HSBC Bank	4/16/2025	628
USD	10,655,060	AUD	16,777,767	Morgan Stanley Capital Services LLC	5/21/2025	167,358
USD	245,142	BRL	1,409,443	Citibank N.A.	6/02/2025	1,228
USD	759,136	CAD	1,088,013	Citibank N.A.	4/16/2025	2,520
USD	364,534	CAD	520,391	Merrill Lynch International	4/16/2025	2,649
USD	16,749,283	CAD	23,676,830	Merrill Lynch International	5/21/2025	255,915
USD	3,007,781	CAD	4,284,624	State Street Corp.	4/16/2025	28,208
USD	520,897	CAD	742,471	UBS AG	4/16/2025	4,575
USD	2,176,941	CHF	1,908,000	Morgan Stanley Capital Services LLC	5/21/2025	7,676

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	319,777	CHF	281,291	State Street Corp.	4/16/2025	$1,295
USD	328,867	CNH	2,373,596	JPMorgan Chase Bank N.A.	4/16/2025	1,850
USD	19,026,830	CNY	136,494,674	Barclays Bank PLC	5/21/2025	144,684
USD	275,637	COP	1,149,784,960	Citibank N.A.	5/21/2025	2,506
USD	107,258	EUR	99,115	Barclays Bank PLC	4/16/2025	5
USD	216,299	EUR	198,129	Citibank N.A.	4/16/2025	1,903
USD	1,409,296	EUR	1,293,609	Deutsche Bank AG	4/16/2025	9,474
USD	1,135,684	EUR	1,044,091	HSBC Bank	4/16/2025	5,865
USD	652,801	EUR	596,458	JPMorgan Chase Bank N.A.	4/16/2025	7,371
USD	21,981	EUR	20,232	State Street Corp.	4/16/2025	88
USD	1,069,270	GBP	825,897	Merrill Lynch International	4/16/2025	2,452
USD	203,979	GBP	157,339	State Street Corp.	4/16/2025	743
USD	791,168	IDR	12,966,131,000	Citibank N.A.	5/21/2025	10,226
USD	372,791	ILS	1,321,342	Goldman Sachs International	5/21/2025	17,012
USD	379,694	JPY	56,210,619	State Street Corp.	4/16/2025	4,346
USD	1,083,914	KRW	1,566,905,980	Barclays Bank PLC	4/24/2025	18,557
USD	10,864,818	KRW	15,531,895,213	Citibank N.A.	4/24/2025	304,503
USD	2,199,755	KRW	3,156,538,970	Citibank N.A.	5/21/2025	50,519
USD	577,392	MXN	11,854,487	Morgan Stanley Capital Services LLC	5/21/2025	1,948
USD	564,889	MXN	11,393,930	State Street Corp.	4/16/2025	9,185
USD	12,020,538	NZD	21,029,032	State Street Corp.	5/21/2025	67,107
USD	383,708	SGD	512,722	State Street Corp.	5/21/2025	1,093
USD	806,014	THB	27,161,461	Barclays Bank PLC	4/23/2025	5,106
USD	1,080,898	TWD	35,742,062	Barclays Bank PLC	4/17/2025	3,000
						$4,595,574
Liability Derivatives
AUD	1,656,491	USD	1,060,368	HSBC Bank	4/16/2025	$(25,192)
AUD	138,285	USD	87,454	JPMorgan Chase Bank N.A.	4/16/2025	(1,037)
CAD	462,051	USD	322,463	Citibank N.A.	4/16/2025	(1,148)
CAD	2,583,438	USD	1,809,320	HSBC Bank	4/16/2025	(12,770)
CAD	695,441	USD	483,809	State Street Corp.	4/16/2025	(192)
CAD	1,922,588	USD	1,341,318	UBS AG	4/16/2025	(4,330)
CNH	69,351,343	USD	9,568,740	State Street Corp.	4/16/2025	(14,027)
CNY	4,058,000	USD	567,612	Morgan Stanley Capital Services LLC	5/21/2025	(6,244)
CZK	12,608,036	USD	548,644	Barclays Bank PLC	4/16/2025	(2,274)
EUR	1,649,675	USD	1,800,093	Deutsche Bank AG	4/16/2025	(14,968)
EUR	424,725	USD	463,341	HSBC Bank	4/16/2025	(3,743)
EUR	1,692,543	USD	1,852,657	JPMorgan Chase Bank N.A.	4/16/2025	(21,145)
EUR	2,639,000	USD	2,885,050	JPMorgan Chase Bank N.A.	5/21/2025	(23,797)
EUR	952,302	USD	1,036,821	Merrill Lynch International	4/16/2025	(6,329)
EUR	711,950	USD	778,000	State Street Corp.	4/16/2025	(7,595)
GBP	131,464	USD	170,434	Barclays Bank PLC	4/16/2025	(621)
GBP	10,477,000	USD	13,565,533	Deutsche Bank AG	5/21/2025	(32,780)
GBP	252,543	USD	327,391	HSBC Bank	4/16/2025	(1,179)
GBP	167,874	USD	217,645	JPMorgan Chase Bank N.A.	4/16/2025	(802)
GBP	807,031	USD	1,046,086	Morgan Stanley Capital Services LLC	4/16/2025	(3,639)
GBP	169,017	USD	218,500	NatWest Markets PLC	4/16/2025	(179)
IDR	15,299,629,448	USD	942,211	Citibank N.A.	5/05/2025	(20,019)
JPY	109,876,628	USD	746,052	Deutsche Bank AG	4/16/2025	(12,348)
JPY	440,571,611	USD	2,967,307	HSBC Bank	4/16/2025	(25,380)
JPY	19,329,200	USD	130,598	Morgan Stanley Capital Services LLC	4/16/2025	(1,527)
JPY	584,042,000	USD	3,954,129	Morgan Stanley Capital Services LLC	5/21/2025	(38,816)
JPY	81,485,555	USD	548,235	State Street Corp.	4/16/2025	(4,113)
JPY	108,852,232	USD	732,952	UBS AG	4/16/2025	(6,089)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
NZD	578,000	USD	330,722	Morgan Stanley Capital Services LLC	5/21/2025	$(2,172)
PLN	171,544	USD	44,438	State Street Corp.	4/16/2025	(168)
SEK	19,005,506	USD	1,893,620	Deutsche Bank AG	4/16/2025	(1,261)
SGD	724,000	USD	545,117	Deutsche Bank AG	4/16/2025	(5,824)
THB	54,141,769	USD	1,598,470	JPMorgan Chase Bank N.A.	4/23/2025	(1,995)
TWD	35,647,847	USD	1,085,005	Citibank N.A.	4/17/2025	(9,949)
USD	24,449	AUD	39,453	JPMorgan Chase Bank N.A.	4/16/2025	(206)
USD	83,841	AUD	134,419	Merrill Lynch International	4/16/2025	(160)
USD	530,745	AUD	862,478	State Street Corp.	4/16/2025	(8,236)
USD	810,331	BRL	4,765,557	JPMorgan Chase Bank N.A.	6/02/2025	(14,381)
USD	2,259,628	CAD	3,250,157	BNP PARIBAS	4/16/2025	(566)
USD	1,830,080	CAD	2,637,665	State Street Corp.	4/16/2025	(4,180)
USD	109,662	CHF	98,440	Morgan Stanley Capital Services LLC	4/16/2025	(1,793)
USD	286,145	CHF	255,804	State Street Corp.	4/16/2025	(3,481)
USD	10,084,988	CHF	9,000,692	State Street Corp.	5/21/2025	(148,182)
USD	253,881	CNH	1,843,181	Merrill Lynch International	4/16/2025	(59)
USD	9,251,649	CNH	67,753,253	State Street Corp.	4/16/2025	(82,891)
USD	83,680	CZK	2,067,556	Barclays Bank PLC	4/16/2025	(5,918)
USD	327,787	CZK	7,843,822	Goldman Sachs International	5/21/2025	(12,380)
USD	146,854	CZK	3,627,784	Morgan Stanley Capital Services LLC	4/16/2025	(10,357)
USD	63,231	DKK	436,834	JPMorgan Chase Bank N.A.	4/16/2025	(135)
USD	464,795	DKK	3,297,300	State Street Corp.	5/21/2025	(14,587)
USD	1,255,468	EUR	1,214,017	Barclays Bank PLC	4/16/2025	(58,229)
USD	644,523	EUR	600,641	Citibank N.A.	4/16/2025	(5,434)
USD	6,240,119	EUR	6,014,105	Deutsche Bank AG	4/16/2025	(267,783)
USD	9,135,739	EUR	8,774,752	HSBC Bank	4/16/2025	(359,475)
USD	4,703,195	EUR	4,523,758	JPMorgan Chase Bank N.A.	4/16/2025	(191,994)
USD	1,493,938	EUR	1,437,135	Merrill Lynch International	4/16/2025	(61,196)
USD	109,434	EUR	104,964	Morgan Stanley Capital Services LLC	4/16/2025	(4,148)
USD	44,854,542	EUR	42,700,800	Morgan Stanley Capital Services LLC	5/21/2025	(1,442,446)
USD	2,851,160	EUR	2,753,951	State Street Corp.	4/16/2025	(128,910)
USD	1,185,642	EUR	1,114,152	UBS AG	4/16/2025	(19,990)
USD	461,808	GBP	370,000	Barclays Bank PLC	4/16/2025	(16,124)
USD	333,681	GBP	264,554	Deutsche Bank AG	4/16/2025	(8,045)
USD	724,576	GBP	582,616	HSBC Bank	4/16/2025	(27,992)
USD	108,907	GBP	87,055	JPMorgan Chase Bank N.A.	4/16/2025	(3,543)
USD	517,540	GBP	414,000	JPMorgan Chase Bank N.A.	4/22/2025	(17,219)
USD	411,762	GBP	331,166	Merrill Lynch International	4/16/2025	(16,008)
USD	3,619,562	GBP	2,928,104	State Street Corp.	4/16/2025	(162,692)
USD	6,702,008	GBP	5,312,346	UBS AG	5/21/2025	(159,753)
USD	1,101,646	HUF	425,345,674	Deutsche Bank AG	4/16/2025	(39,385)
USD	166,095	INR	14,456,468	Barclays Bank PLC	4/15/2025	(2,874)
USD	215,985	INR	18,784,185	Citibank N.A.	4/15/2025	(3,567)
USD	424,242	JPY	63,654,897	Goldman Sachs International	4/16/2025	(815)
USD	138,687	JPY	20,788,861	State Street Corp.	4/16/2025	(131)
USD	13,084,600	JPY	1,962,850,490	State Street Corp.	5/21/2025	(73,998)
USD	758,339	MXN	15,884,107	State Street Corp.	4/16/2025	(16,360)
USD	526,183	NOK	5,543,557	Deutsche Bank AG	4/16/2025	(739)
USD	1,392,064	NOK	14,843,000	Merrill Lynch International	5/21/2025	(18,785)
USD	318,100	NOK	3,349,607	UBS AG	4/16/2025	(285)
USD	1,055,884	NZD	1,880,405	State Street Corp.	4/16/2025	(12,072)
USD	390,423	PLN	1,555,778	Morgan Stanley Capital Services LLC	5/21/2025	(10,545)
USD	179,587	RON	857,000	Goldman Sachs International	5/21/2025	(6,287)
USD	537,356	SEK	5,453,866	Deutsche Bank AG	4/16/2025	(5,680)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	756,103	SEK	7,591,000	Goldman Sachs International	5/21/2025	$(1,310)
USD	1,034,620	SEK	11,533,776	HSBC Bank	4/16/2025	(113,786)
USD	341,379	ZAR	6,434,554	Deutsche Bank AG	4/16/2025	(9,181)
USD	731,393	ZAR	14,074,121	State Street Corp.	4/16/2025	(35,378)
						$(3,923,323)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
FTSE 100 Index	Short	GBP	13	$1,442,832	June – 2025	$7,782
FTSE Taiwan Index	Short	USD	98	6,811,980	April – 2025	522,046
IBEX 35 Index	Long	EUR	54	7,660,850	April – 2025	30,895
Mini Ibovespa	Long	BRL	1,771	8,128,178	April – 2025	151,139
MSCI Singapore Index	Short	SGD	36	1,044,323	April – 2025	17,818
NSE IFSC NIFTY 50 Index	Short	USD	185	8,646,345	April – 2025	201,610
OMX 30 Index	Short	SEK	326	8,028,542	April – 2025	570,774
Russell 2000 Index	Short	USD	119	12,061,245	June – 2025	76,645
S&P/ASX 200 Index	Short	AUD	100	12,304,859	June – 2025	46,614
S&P/TSX 60 Index	Long	CAD	63	13,112,651	June – 2025	391,836
						$2,017,159
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	83	$6,685,911	June – 2025	$53,983
Euro-Bund 10 yr	Long	EUR	55	7,661,711	June – 2025	111,623
Japan Government Bond 10 yr	Long	JPY	21	19,377,292	June – 2025	63,661
U.S. Treasury Bond 30 yr	Long	USD	23	2,697,469	June – 2025	28,546
U.S. Treasury Note 2 yr	Long	USD	62	12,844,656	June – 2025	51,209
U.S. Treasury Note 5 yr	Long	USD	82	8,868,812	June – 2025	89,105
U.S. Treasury Ultra Bond 30 yr	Short	USD	3	366,750	June – 2025	3,176
						$401,303
						$2,418,462
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	992	$2,847,319	April – 2025	$(34,565)
CAC 40 Index	Long	EUR	26	2,193,860	April – 2025	(69,421)
DAX Index	Long	EUR	15	9,073,186	June – 2025	(360,727)
FTSE MIB Index	Long	EUR	44	8,881,233	June – 2025	(201,865)
FTSE/JSE Top 40 Index	Short	ZAR	94	4,213,722	June – 2025	(34,130)
Hang Seng Index	Long	HKD	69	10,269,153	April – 2025	(257,746)
KOSPI 200 Index	Long	KRW	2	113,345	June – 2025	(1,545)
Mexbol Index	Long	MXN	336	8,644,433	June – 2025	(147,146)
S&P 500 E-Mini Index	Short	USD	37	10,458,513	June – 2025	(137,095)
Topix Index	Short	JPY	32	5,679,312	June – 2025	(27,970)
						$(1,272,210)
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	151	$10,629,702	June – 2025	$(55,824)
Canadian Treasury Bond 10 yr	Short	CAD	307	26,485,563	June – 2025	(16,918)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
Euro-Bobl 5 yr	Long	EUR	163	$20,760,705	June – 2025	$(128,691)
Euro-Buxl 30 yr	Long	EUR	1	128,956	June – 2025	(7,614)
Euro-Schatz 2 yr	Short	EUR	42	4,857,317	June – 2025	(2,364)
Long Gilt 10 yr	Long	GBP	216	25,583,147	June – 2025	(405,315)
U.S. Treasury Note 10 yr	Short	USD	235	26,136,406	June – 2025	(274,855)
U.S. Treasury Ultra Note 10 yr	Short	USD	47	5,363,875	June – 2025	(39,372)
						$(930,953)
						$(2,203,163)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/16/27	USD	110,900,000	centrally cleared	3.749% / Annually	SOFR - 1 day / Annually	$285,133	$(33,051)	$252,082
11/18/29	CNY	33,500,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	4,505	—	4,505
6/18/30	INR	314,100,000	centrally cleared	6.043% / Quarterly	MIBOR / Semi-annually	22,856	—	22,856
6/19/30	USD	46,600,000	centrally cleared	3.739% / Annually	SOFR - 1 day / Annually	296,258	(51,727)	244,531
						$608,752	$(84,778)	$523,974
Inflation Swaps
1/10/30	USD	7,200,000	centrally cleared	CPI-U / At Maturity	2.523% / At Maturity	$52,619	$—	$52,619
3/13/30	USD	2,400,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	25,032	—	25,032
						$77,651	$—	$77,651
						$686,403	$(84,778)	$601,625
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	20,400,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(13,701)	$38	$(13,662)
6/20/35	USD	25,500,000	centrally cleared	SOFR - 1 day / Annually	3.843% / Annually	(234,403)	51,458	(182,945)
6/16/55	USD	12,000,000	centrally cleared	SOFR - 1 day / Annually	3.813% / Annually	(103,845)	46,667	(57,178)
						$(351,949)	$98,163	$(253,785)
At March 31, 2025, the fund had cash collateral of $3,377,021 and other liquid securities with an aggregate value of $25,222,874 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$62,561,492	$45,720	$—	$62,607,212
United Kingdom	684,530	9,609,949	—	10,294,479
Japan	337,963	8,310,716	—	8,648,679
France	1,501,123	7,117,860	—	8,618,983
Switzerland	—	5,578,972	—	5,578,972
Germany	927,374	1,936,353	—	2,863,727
Canada	2,464,807	—	—	2,464,807
Netherlands	969,048	1,060,211	—	2,029,259
China	612,512	1,285,464	—	1,897,976
Other Countries	1,681,215	8,329,810	0	10,011,025
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,940,109	—	3,940,109
Non - U.S. Sovereign Debt	—	79,171,700	—	79,171,700
Municipal Bonds	—	2,341,087	—	2,341,087
U.S. Corporate Bonds	—	35,406,243	—	35,406,243
Residential Mortgage-Backed Securities	—	29,281,865	—	29,281,865
Commercial Mortgage-Backed Securities	—	7,770,063	—	7,770,063
Asset-Backed Securities (including CDOs)	—	10,691,369	—	10,691,369
Foreign Bonds	—	36,406,485	—	36,406,485
Investment Companies	15,046,071	—	—	15,046,071
Total	$86,786,135	$248,283,976	$0	$335,070,111
Other Financial Instruments
Futures Contracts – Assets	$1,744,579	$673,883	$—	$2,418,462
Futures Contracts – Liabilities	(1,215,194)	(987,969)	—	(2,203,163)
Forward Foreign Currency Exchange Contracts – Assets	—	4,595,574	—	4,595,574
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,923,323)	—	(3,923,323)
Swap Agreements – Assets	—	601,625	—	601,625
Swap Agreements – Liabilities	—	(253,785)	—	(253,785)
For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,373,550	$54,722,462	$47,049,143	$(202)	$(596)	$15,046,071
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$123,857	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
United States	30.6%
United Kingdom	13.9%
Japan	9.7%
Germany	9.7%
Italy	6.3%
Spain	5.1%
China	4.7%
France	4.6%
Australia	(5.4)%
Other Countries	20.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.